Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Long-term debt obligations	$ 8,537,557
Interest on long-term debt	4,910,236
Purchase obligations	767,287
Environmental obligation	46,187
Advances in aid of construction	88,135	$ 88,546
Contract adjustment payments	39,590	$ 113,876
Other obligations	280,481
Total obligations	14,773,918
Cross-currency swap
Derivative [Line Items]
Total derivative instruments	16,429
Interest rate forwards
Derivative [Line Items]
Total derivative instruments	11,790
Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	76,226
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	621,856
Interest on long-term debt	391,493
Purchase obligations	767,287
Environmental obligation	3,136
Advances in aid of construction	3,640
Contract adjustment payments	39,590
Other obligations	27,796
Total obligations	1,883,283
Due less than 1 year | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	2,419
Due less than 1 year | Interest rate forwards
Derivative [Line Items]
Total derivative instruments	11,790
Due less than 1 year | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	14,276
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	1,333,772
Interest on long-term debt	602,761
Purchase obligations	0
Environmental obligation	22,577
Advances in aid of construction	0
Contract adjustment payments	0
Other obligations	2,901
Total obligations	1,995,527
Due 2 to 3 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	4,243
Due 2 to 3 years | Interest rate forwards
Derivative [Line Items]
Total derivative instruments	0
Due 2 to 3 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	29,273
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	2,099,968
Interest on long-term debt	419,950
Purchase obligations	0
Environmental obligation	1,820
Advances in aid of construction	0
Contract adjustment payments	0
Other obligations	2,304
Total obligations	2,544,736
Due 4 to 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	144
Due 4 to 5 years | Interest rate forwards
Derivative [Line Items]
Total derivative instruments	0
Due 4 to 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	20,550
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	4,481,961
Interest on long-term debt	3,496,032
Purchase obligations	0
Environmental obligation	18,654
Advances in aid of construction	84,495
Contract adjustment payments	0
Other obligations	247,480
Total obligations	8,350,372
Due after 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	9,623
Due after 5 years | Interest rate forwards
Derivative [Line Items]
Total derivative instruments	0
Due after 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	$ 12,127